Tax payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax payables
Value added tax liabilities	$ 1,243,782	$ 1,617,172
Income tax payables	1,910,373	1,811,852
Urban maintenance and construction tax	12,328	24,661
Surtax for education expenses	5,283	39,140
Individual income tax withholding	12,472	4,544
Others	3,521	76,848
Total	$ 3,187,759	$ 3,574,217
Tax payables
Percentage of value added taxes on revenue from services	6.00%
Minimum
Tax payables
Percentage of value added taxes on sales revenue from products	9.00%
Maximum
Tax payables
Percentage of value added taxes on sales revenue from products	13.00%